Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2020
Share-based compensation
Schedule of assumptions used to estimate the fair values of share options granted

The following table presents the assumptions used to estimate the fair values of the share options granted in the periods presented:

	Six months ended June 30,
	2019	2020
	(Unaudited)
Risk-free rate of return	1.8%-2.5%	0.4%-0.8%
Contractual life of option	10 years	10 years
Expected term	6 or 6.5 years	6 or 6.5 years
Estimated volatility rate	70%	70%
Expected dividend yield	0%	0%

Summary of option activity

A summary of option activity under the Plan during the six months ended June 30, 2019 and 2020 is presented below:

			Weighted
		Weighted	average
	Number of	average exercise	remaining	Aggregate
	options	price	contractual term	intrinsic value
		$	Years	$
Outstanding at December 31, 2018	8,761,735	7.47	7.80	138,009,758
Granted (unaudited)	649,193	28.40	—	—
Exercised (unaudited)	(137,177)	2.21	—	—
Forfeited (unaudited)	(18,141)	23.73	—	—
Outstanding at June 30, 2019 (unaudited)	9,255,610	8.97	7.49	189,991,245

Outstanding at December 31, 2019	9,122,980	10.73	7.16	281,562,301
Granted	960,878	52.80	—	—
Exercised	(228,891)	13.44	—	—
Forfeited	(46,406)	31.73	—	—
Outstanding at June 30, 2020	9,808,561	14.69	6.95	661,528,948
Vested and Exercisable as of June 30, 2020	5,079,377	4.51	5.86	394,282,051
Vested or expected to vest as of June 30, 2020	9,808,561	14.69	6.95	661,528,948

Allocation of compensation expense related to option

	Six months ended June 30,
	2019	2020
	$	$
	(Unaudited)
Selling, general and administrative	3,030	5,548
Research and development	3,617	4,807
Total	6,647	10,355

Summary of non-vested restricted share activity

The following table summarized the Group’s non-vested restricted share activity during the six months ended June 30, 2020:

		Weighted
	Numbers	average grant
	of non-vested	date
	restricted shares	fair value
		$
Non-vested as of December 31, 2019	743,268	22.45
Granted	95,000	57.12
Vested	(116,200)	24.43
Forfeited	(12,000)	20.98
Non-vested as of June 30, 2020	710,068	26.79

Allocation of compensation expense related to restricted shares

	Six months ended June 30,
	2019	2020
	$	$
	(Unaudited)
Selling, general and administrative	1,843	2,114
Research and development	804	958
Total	2,647	3,072